Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
Schedule of composition of other current liabilities
The composition of other current liabilities as of 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Unpaid salary and salary related expenses	15,620	10,235
Accrued interest	2,249	7,547
Accrued payable to Biosana	—	7,500
Accrued vacation leave	5,025	4,626
Employee incentive plan	12,433	—
Accrued expenses	18,720	12,104

	54,047	42,012